Shareholder Report, Holdings (Details) - C000259933	Dec. 31, 2025
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	14.80%
FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	7.30%
FR_002824100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	3.70%
FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
FR_235851102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_23282W605
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%